Shareholder Report, Average Annual Return (Details) 195321_Mairs - Power Minnesota Municipal Bond Fund_TF_TSR Annual {TF}	12 Months Ended	58 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Mairs & Power Minnesota Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mairs & Power Minnesota Municipal Bond ETF NAV
Average Annual Return, Percent	4.80%	(0.32%)
Bloomberg Municipal Bond Index: Minnesota [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index: Minnesota
Average Annual Return, Percent	4.63%	0.75%